Other Current and Other Non-Current Assets - Schedule of Other Current and Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current and Other Non-Current Assets [Abstract]
Prepayments – office and warehouse rental	$ 820,110	$ 818,997
Prepayments and refund - insurance	430,693	91,022
Prepayments - others	566,715	187,759
Input VAT and other taxes receivable	233,709	219,232
Tools and supplies	113,136	143,760
Interest receivable on bank deposits	65,808	108,215
Cash advances to employees	46,685	79,169
Uniforms	14,583	17,417
Other current assets	2,291,439	1,665,571
Deposits	998,971	402,447
Other non-current assets	$ 998,971	$ 402,447